New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements
NEW ACCOUNTING PRONOUNCEMENTS
The following tables present Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board that are applicable to Hydro One:
Recently Adopted Accounting Guidance

Guidance	Date issued	Description	Effective date	Impact on Hydro One
ASC 606	May 2014 – November 2017
ASC 606 Revenue from Contracts with Customers replaced ASC 605 Revenue Recognition. ASC 606 provides guidance on revenue recognition relating to the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services.
January 1, 2018
On January 1, 2018, Hydro One adopted ASC 606 using the retrospective method, without the election of any practical expedients. Upon adoption, there was no material impact to the Company's revenue recognition policy and no adjustments were made to prior period reported financial statements amounts. The Company has included the disclosure requirements of ASC 606 for annual and interim periods in the year of adoption.

ASU 2017-07	March 2017
Service cost components of net benefit cost associated with defined benefit plans are required to be reported in the same line as other compensation costs arising from services rendered by the Company’s employees. All other components of net benefit cost are to be presented in the income statement separately from the service cost component. Only the service cost component is eligible for capitalization where applicable.
January 1, 2018
Hydro One applied for a regulatory asset to maintain the capitalization of post-employment benefit related costs and as such, there is no material impact upon adoption. See Note 2 - Significant Accounting Policies and Note 12 - Regulatory Assets and Liabilities.

Recently Issued Accounting Guidance Not Yet Adopted

Guidance	Date issued	Description	Effective date	Anticipated impact on Hydro One
2016-02 2018-01 2018-10 2018-11 2018-20	February 2016 – December 2018
Lessees are required to recognize the rights and obligations resulting from operating leases as assets (right to use the underlying asset for the term of the lease) and liabilities (obligation to make future lease payments) on the balance sheet. ASU 2018-01 permits an entity to elect an optional practical expedient to not evaluate under ASC 842 land easements that exist or expired before the entity's adoption of ASC 842 and that were not previously accounted for as leases under ASC 840. ASU 2018-10 amends narrow aspects of ASC 842. ASU 2018-11 provides entities with an additional and option transition method in adopting ASC 842. ASU 2018-11 also permits lessors to elect an optional practical expedient to not separate non-lease components from the associated lease component by underlying asset classes. ASU 2018-20 provides relief to lessors that have lease contracts that either require lessees to pay lessor costs directly to a third party or require lessees to reimburse lessors for costs paid by lessors directly to third parties.
January 1, 2019
Hydro One reviewed its existing leases and other contracts that are within the scope of ASC 842. Apart from the existing leases, no other contracts contained lease arrangements. Upon adoption in the first quarter of 2019, the Company will utilize the modified retrospective transition approach using the effective date of January 1, 2019 as its date of initial application. As a result, comparatives will not be updated. The Company will elect the package of practical expedients and the land easement practical expedient upon adoption. The impact to Hydro One's financial statements will be the recognition of approximately $24 million of Right-of-Use (ROU) assets and corresponding lease obligations on the Consolidated Balance Sheet. The ROU assets and lease obligations represent the present value of the Company’s remaining minimum lease payments for leases with terms greater than 12 months. Discount rates used in calculating the ROU assets and lease obligations correspond to the Company’s incremental borrowing rate.

2018-07	June 2018
Expansion in the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. Previously, ASC 718 was only applicable to share-based payment transactions for acquiring goods and services from employees.
			January 1, 2019	No impact upon adoption
2018-13	August 2018	Disclosure requirements on fair value measurements in ASC 820 are modified to improve the effectiveness of disclosures in financial statement notes.	January 1, 2020	Under assessment
2018-14	August 2018
Disclosure requirements related to single-employer defined benefit pension or other post-retirement benefit plans are added, removed or clarified to improve the effectiveness of disclosures in financial statement notes.
			January 1, 2021	Under assessment
2018-15	August 2018
The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The accounting for the service element of a hosting arrangement is not affected by the amendment.
			January 1, 2020	Under assessment